DoubleLine Floating Rate Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Bank Loans - 87.1%
Aerospace & Defense - 2.3%
2,540,000	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.39%		12/15/2023	2,503,945
416,224	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.33%		04/06/2026	418,528
223,776	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.33%		04/06/2026	225,015
2,309,666	Syncreon Global Finance Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.83%	Ω	10/28/2020	1,339,606
2,984,887	Transdigm, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.83%		05/30/2025	2,921,144
2,603,835	WP CPP Holdings, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.34%		04/30/2025	2,603,835

					10,012,073

Automotive - 1.7%
1,498,325	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 7.50%, 1.00% Floor, 8.00% PIK)	9.98%		09/02/2024	1,408,425
395,000	IAA Spinco, Inc., Senior Secured First Lien Term Loan	4.78%	±	05/22/2026	396,975
244,583	Mavis Tire Express Services Corporation, Senior Secured First Lien Delayed-Draw Term Loan	5.57%	± &	03/20/2025	240,507
1,926,595	Mavis Tire Express Services Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.65%		03/20/2025	1,894,488
2,100,000	Panther BF Aggregator 2 LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.90%		04/30/2026	2,087,536
1,255,000	Wand NewCo 3, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.92%		02/05/2026	1,257,159

					7,285,090

Beverage and Tobacco - 0.4%
1,687,454	Arctic Glacier U.S.A., Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.90%		03/20/2024	1,685,876

Building and Development (including Steel/Metals) - 3.3%
2,361,150	Aleris International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	7.15%		02/27/2023	2,367,053
360,596	Capital Automotive L.P., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	8.41%		03/24/2025	362,738
1,309,428	Covia Holdings Corporation, Senior Secured First Lien Term Loan (1 Week LIBOR USD + 3.75%, 1.00% Floor)	6.60%		06/02/2025	1,064,375
3,104,019	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.75%, 1.00% Floor)	8.27%		03/28/2022	2,556,936
1,980,050	Forest City Enterprises, L.P., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.40%		12/08/2025	1,990,772
1,303,253	Forterra Finance, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.40%		10/25/2023	1,206,415
2,573,164	GrafTech Finance, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.90%		02/12/2025	2,531,350
779,339	Phoenix Services International LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.16%		03/03/2025	772,520
1,065,121	Pisces Midco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.35%		04/12/2025	1,038,051
	TAMKO Building Products LLC, Senior Secured First Lien Term Loan
477,250	(3 Month LIBOR USD + 3.25%)	5.58%		05/29/2026	476,642
97,750	(1 Month LIBOR USD + 3.25%)	5.65%		05/29/2026	97,625
49,303	U.S. Silica Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.44%		05/01/2025	46,429

					14,510,906

Business Equipment and Services - 10.2%
174,775	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan	6.57%	±	06/27/2026	174,338
1,765,225	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan	6.57%	±	06/27/2026	1,760,812
3,053,195	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.15%		07/28/2022	3,051,928
79,600	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.65%		07/28/2022	79,613
2,793,556	Capri Acquisitions BidCo Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.83%		11/01/2024	2,746,065
2,700,015	Change Healthcare Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.15%		03/01/2024	2,683,828
3,406,155	Cvent, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.15%		11/29/2024	3,372,093
2,631,370	Deerfield Holdings Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.65%		02/13/2025	2,557,126
2,610,416	EAB Global, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 1.00% Floor)	6.38%		11/15/2024	2,592,469
2,600,000	First Data Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		04/26/2024	2,600,000
2,544,860	Garda World Security Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	8.00%		05/24/2024	2,532,657
2,623,056	Genesys Telecommunications Laboratories, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.65%		12/01/2023	2,596,419
1,300,288	ION Trading Technologies S.a.R.L, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.65%		11/21/2024	1,264,295
1,079,138	IRI Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%)	7.02%		12/01/2025	1,078,911
162,683	KAR Auction Services, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	4.88%		03/09/2023	162,760
2,223,083	Mitchell International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.65%		11/29/2024	2,127,413
775,089	Monitronics International, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.50%, 1.00% Floor)	10.00%	D	09/30/2022	740,489
2,160,000	Prime Security Services Borrower, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.15%		05/02/2022	2,147,947
399,339	ServiceMaster Company, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.90%		11/08/2023	400,338
3,321	SMG US Midco 2, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.40%		01/23/2025	3,308
1,299,447	Solera, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		03/03/2023	1,291,534
2,141,238	Tempo Acquisition, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.40%		05/01/2024	2,135,885
1,685,000	The Dun & Bradstreet Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	7.40%		02/06/2026	1,687,637
2,355,470	Trans Union LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		04/10/2023	2,354,422
1,120,000	Travelport Finance SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	7.54%		05/29/2026	1,056,647
1,072,492	USIC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.40%		12/08/2023	1,065,569

					44,264,503

Chemicals/Plastics - 2.9%
1,956,328	Axalta Coating Systems Dutch Holding B B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	4.08%		05/31/2024	1,936,158
345,000	Charter NEX US, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.90%		05/16/2024	344,526
965,000	Hexion, Inc., Senior Secured First Lien Term Loan	5.82%	±	06/27/2026	966,206
1,985,000	Messer Industries, L.L.C., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	5.10%		03/02/2026	1,960,813
1,323,350	Natgasoline LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.94%		11/14/2025	1,325,004
419,142	Polar US Borrower, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	7.35%		10/15/2025	414,426
2,606,716	Solenis International, L.P., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.52%		06/26/2025	2,579,345
2,565,443	Starfruit US Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.67%		10/01/2025	2,531,772
	Vantage Specialty Chemicals, Inc., Senior Secured First Lien Term Loan
20,947	(2 Month LIBOR USD + 3.50%, 1.00% Floor)	5.98%		10/28/2024	20,711
272,309	(1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.90%		10/28/2024	269,246
230,415	(3 Month LIBOR USD + 3.50%, 1.00% Floor)	6.02%		10/28/2024	227,823

					12,576,030

Containers and Glass Products - 0.5%
1,985,000	Berry Global Group, Inc., Senior Secured First Lien Term Loan	5.06%	±	05/15/2026	1,973,835
235,660	Berry Global Group, Inc., Senior Secured First Lien Term Loan (2 Month LIBOR USD + 2.00%)	4.41%		10/01/2022	234,346

					2,208,181

Cosmetics/Toiletries - 0.6%
2,916,903	Kronos Acquisition Holdings Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.40%		05/15/2023	2,758,297

Electronics/Electric - 11.9%
2,792,034	Access CIG, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.19%		02/27/2025	2,782,443
2,144,479	Almonde, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.90%		06/13/2024	2,093,258
669,162	Almonde, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	9.65%		06/16/2025	665,539
1,755,000	Applied Systems, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.33%		09/19/2024	1,742,934
2,567,029	Blackhawk Network Holdings Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.40%		06/16/2025	2,551,794
1,243,345	Canyon Valor Companies, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	5.08%		06/16/2023	1,237,906
2,070,000	CommScope, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.65%		04/03/2026	2,066,895
3,400,022	Dell International L.L.C., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 0.75% Floor)	4.41%		09/07/2023	3,386,575
2,124,882	Financial & Risk US Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.15%		10/01/2025	2,064,121
2,199,204	Flexera Software LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.91%		02/26/2025	2,195,773
1,603,178	Go Daddy Operating Company, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		02/15/2024	1,604,982
2,533,776	GoodRX, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.14%		10/10/2025	2,518,346
2,926,475	Hyland Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	5.65%		07/01/2024	2,910,935
422,234	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.75% Floor)	9.40%		07/07/2025	425,226
2,029,121	Project Alpha Intermediate Holding, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	6.37%		04/26/2024	1,973,320
2,138,104	Renaissance Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.73%		06/02/2025	2,079,745
2,646,265	SCS Holdings I Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.65%		10/31/2022	2,664,458
2,583,509	Severin Acquisition, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.82%		08/01/2025	2,554,044
2,300,484	SolarWinds Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		02/05/2024	2,292,329
1,824,704	Sophia, L.P., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	5.85%		09/30/2022	1,821,739
1,119,823	SS&C Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.65%		04/16/2025	1,116,956
767,964	SS&C Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.65%		04/16/2025	765,998
2,569,875	Uber Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.41%		04/04/2025	2,574,694
745,000	Ultimate Software Group, Senior Secured First Lien Term Loan (2 Month LIBOR USD + 3.75%)	6.08%		05/04/2026	747,406
2,240,969	Vertafore, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.65%		07/02/2025	2,160,193
2,008,174	Web.Com Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.16%		10/10/2025	1,983,493
1,028,512	WeddingWire, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.90%		12/19/2025	1,032,368

					52,013,470

Energy - 3.5%
2,234,316	BCP Renaissance Parent L.L.C., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	6.08%		10/31/2024	2,232,126
2,201,157	Brazos Delaware II, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.38%		05/21/2025	2,074,591
620,000	Gavilan Resources, LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	8.40%		03/01/2024	331,700
	Gulf Finance, LLC, Senior Secured First Lien Term Loan
971,508	(3 Month LIBOR USD + 5.25%, 1.00% Floor)	7.58%		08/25/2023	798,657
1,654,188	(1 Month LIBOR USD + 5.25%, 1.00% Floor)	7.69%		08/25/2023	1,359,875
2,655,000	Lower Cadence Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.40%		05/22/2026	2,645,601
2,868,688	Lucid Energy Group II Borrower, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.40%		02/18/2025	2,746,782
1,270,729	McDermott International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	7.40%		05/12/2025	1,251,770
937,650	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	7.08%		03/11/2026	943,510
1,002,741	Ultra Resources, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor, 0.25% PIK)	6.15%		04/12/2024	775,450

					15,160,062

Financial Intermediaries - 1.8%
1,705,000	Blackstone CQP Holdco LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.89%		06/07/2024	1,708,836
3,127,163	Millennium Trust Company, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	7.40%		03/27/2026	3,082,851
1,065,742	RPI Finance Trust, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		03/27/2023	1,068,076
1,193,304	The Edelman Financial Center, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.64%		07/21/2025	1,191,174
290,000	The Edelman Financial Center, LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 6.75%)	9.14%		07/20/2026	292,175
600,000	Victory Capital Holdings, Inc., Senior Secured First Lien Term Loan	5.57%	±	07/01/2026	601,125

					7,944,237

Food Products - 2.3%
268,650	8th Avenue Food & Provisions, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.17%		10/01/2025	269,280
2,871,000	CHG PPC Parent LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		03/31/2025	2,854,865
2,845,662	CSM Bakery Solutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.59%		07/03/2020	2,719,030
2,176,422	Jacobs Douwe Egberts International B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.50%		11/03/2025	2,171,884
2,086,300	JBS USA Lux S.A., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.90%		05/01/2026	2,085,705

					10,100,764

Food Service - 1.8%
640,000	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.08%		03/11/2025	638,800
1,702,800	Houston Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.15%		07/21/2025	1,653,844
3,023,021	IRB Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.64%		02/05/2025	2,989,723
2,563,572	TKC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.16%		02/01/2023	2,514,697

					7,797,064

Food/Drug Retailers - 0.8%
1,677,165	Albertson’s LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	5.40%		06/22/2023	1,677,584
1,716,322	GOBP Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.14%		10/22/2025	1,717,935

					3,395,519

Healthcare - 11.9%
900,391	Acadia Healthcare Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.90%		02/16/2023	897,582
1,120,000	Agiliti Health, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.50%		01/05/2026	1,118,600
1,827,197	Air Medical Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.64%		04/28/2022	1,726,052
2,247,704	Air Methods Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.83%		04/22/2024	1,840,308
1,033,996	Alera Group Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.90%		08/01/2025	1,034,647
2,957,588	Athenahealth, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%)	7.05%		02/11/2026	2,955,739
2,448,863	Auris Luxembourg III Sarl, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.15%		02/27/2026	2,456,821
1,383,958	Avantor, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.40%		11/21/2024	1,391,313
1,407,646	Concentra, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.21%		06/01/2022	1,411,165
	CVS Holdings I, LP, Senior Secured First Lien Term Loan
1,716,443	(1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.16%		02/06/2025	1,716,442
212,145	(3 Month LIBOR USD + 2.75%, 1.00% Floor)	5.07%		02/06/2025	212,145
2,153,228	DentalCorporationPerfect Smile ULC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.15%		06/06/2025	2,131,028
961,470	Envision Healthcare Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.15%		10/10/2025	852,103
2,991,648	Equian Buyer Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.65%		05/20/2024	2,992,770
867	Explorer Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.08%		05/02/2023	865
3,518,841	Gentiva Health Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.19%		07/02/2025	3,526,547
1,265,000	Gentiva Health Services, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	11.50%		07/02/2026	1,280,813
2,487,277	Grifols Worldwide Operations USA, Inc., Senior Secured First Lien Term Loan (1 Week LIBOR USD + 2.25%)	4.64%		01/31/2025	2,483,310
1,585,000	HC Group Holdings, Inc., Senior Secured First Lien Term Loan	7.06%	±	05/22/2026	1,583,019
1,650,041	IQVIA Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.00%)	4.33%		01/17/2025	1,650,561
1,895,859	MPH Acquisition Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	5.35%		06/07/2023	1,817,655
1,960,150	Outcomes Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	6.02%		10/24/2025	1,938,098
	Radiology Partners, Inc., Senior Secured First Lien Term Loan
1,701,440	(3 Month LIBOR USD + 4.75%)	7.34%		07/09/2025	1,701,176
1,122,950	(6 Month LIBOR USD + 4.75%)	7.39%		07/09/2025	1,122,776
238,202	(4 Month LIBOR USD + 4.75%)	7.39%		07/09/2025	238,165
340,288	(1 Month LIBOR USD + 4.75%)	7.34%		07/09/2025	340,235
1,492,500	RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.90%		11/14/2025	1,486,232
656,584	Select Medical Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.85%		03/01/2021	655,357
3,148,805	Sound Inpatient Physicians, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		06/27/2025	3,149,293
300,000	Sound Inpatient Physicians, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	9.15%		06/26/2026	300,249
548,600	US Anesthesia Partners, Inc., Senior Secured 1st Lien Term Loan	5.32%	±	06/23/2024	538,542
3,120,985	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.90%		08/27/2025	3,129,287
344,138	Vizient, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		05/06/2026	344,690
1,958,298	Wink Holdco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.40%		12/02/2024	1,920,111

					51,943,696

Home Furnishings - 0.3%
	Bright Bidco B.V., Senior Secured First Lien Term Loan
1,069,095	(3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.83%		06/28/2024	763,066
526,569	(1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.83%		06/28/2024	375,839

					1,138,905

Hotels/Motels/Inns and Casinos - 4.6%
2,487,374	Caesars Resort Collection, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		12/23/2024	2,448,247
3,008,801	CEOC, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		10/04/2024	2,987,649
2,880,887	ESH Hospitality, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		08/30/2023	2,880,224
3,074,523	MGM Growth Properties Operating Partnership LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		03/21/2025	3,059,397
500,000	PCI Gaming Authority, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.40%		05/29/2026	501,405
403,985	Penn National Gaming, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.75% Floor)	4.65%		10/15/2025	403,038
2,188,837	Playa Resorts Holding B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.15%		04/29/2024	2,102,925
	Scientific Games International, Inc., Senior Secured First Lien Term Loan
1,581,412	(2 Month LIBOR USD + 2.75%)	5.23%		08/14/2024	1,559,557
370,948	(1 Month LIBOR USD + 2.75%)	5.15%		08/14/2024	365,822
2,500,000	VICI Properties 1 LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		12/20/2024	2,475,000
1,061,037	Wyndham Hotels & Resorts, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.15%		05/30/2025	1,059,047

					19,842,311

Industrial Equipment - 1.2%
477,600	CPM Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.15%		11/17/2025	472,425
339,251	DexKo Global Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.90%		07/24/2024	338,544
1,208,879	Filtration Group Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.40%		03/31/2025	1,208,335
1,228,747	Gates Global LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.15%		04/01/2024	1,223,371
1,057,536	Hayward Industries, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.90%		08/05/2024	1,037,707
1,068,745	Milacron LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.90%		09/28/2023	1,042,027

					5,322,409

Insurance - 3.3%
1,067,325	Achilles Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.44%		10/13/2025	1,068,659
3,033,239	Acrisure, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.77%		11/22/2023	3,025,035
1,030,000	Alliant Holdings Intermediate LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.66%		05/09/2025	1,017,985
3,378,681	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.90%		10/22/2024	3,351,229
1,937,409	Asurion, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.40%		11/03/2023	1,935,849
1,375,000	Asurion, LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%)	8.90%		08/04/2025	1,397,206
1,059,300	Frontdoor, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.94%		08/18/2025	1,059,300
1,707,834	Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.65%		12/31/2025	1,686,939

					14,542,202

Leisure - 3.6%
2,673,914	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.40%		07/31/2024	2,668,486
2,220,184	ClubCorporationHoldings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	5.08%		09/18/2024	2,068,945
1,384,449	Delta 2 SARL, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	4.90%		02/01/2024	1,358,145
2,976,581	Equinox Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.40%		03/08/2024	2,972,250
1,946,100	Life Time Fitness, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	5.27%		06/10/2022	1,940,690
1,380,000	Six Flags Theme Parks, Inc., Senior Secured First Lien Term Loan	4.41%	±	04/17/2026	1,383,015
1,692,900	Travel Leaders Group, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.38%		01/25/2024	1,698,537
1,784,013	UFC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.66%		04/30/2026	1,782,899

					15,872,967

Media - 5.9%
1,560,712	CBS Radio Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		11/18/2024	1,561,367
2,624,338	Cengage Learning, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.65%		06/07/2023	2,522,488
1,346,565	CSC Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.64%		07/17/2025	1,327,309
648,375	CSC Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.64%		01/15/2026	639,058
1,245,000	CSC Holdings, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%)	5.39%		04/15/2027	1,248,424
1,251,863	E.W. Scripps Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		05/01/2026	1,251,080
851,822	Getty Images, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.94%		02/19/2026	848,981
2,541,588	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.93%		01/02/2026	2,542,223
855,000	IHeartCommunications, Inc., Senior Secured First Lien Term Loan	6.58%	±	05/01/2026	857,073
283,200	Learfield Communications LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.66%		12/01/2023	283,909
1,601,950	NEP Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.65%		10/20/2025	1,601,205
325,000	NEP Group, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	9.40%		10/19/2026	323,375
1,630,000	Nexstar Broadcasting, Inc., Senior Secured First Lien Term Loan	5.07%	±	06/20/2026	1,625,925
1,318,375	Numericable U.S. LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.39%		08/14/2026	1,293,379
2,843,356	Radiate Holdco, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	5.40%		02/01/2024	2,782,765
2,240,876	RentPath, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	7.16%		12/17/2021	1,325,310
	Southern Graphics Inc., Senior Secured First Lien Term Loan
661,323	(1 Month LIBOR USD + 3.25%)	5.69%		12/30/2022	555,101
586,456	(1 Month LIBOR USD + 3.25%)	5.65%		12/30/2022	492,260
207,977	Tribune Media Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	5.40%		12/24/2020	208,270
2,510,000	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.89%		01/15/2026	2,503,725

					25,793,227

Pharmaceuticals - 0.7%
1,668,300	Catalent Pharma Solutions, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.65%		05/18/2026	1,670,385
1,492,228	Jaguar Holding Company II, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	4.90%		08/18/2022	1,485,789

					3,156,174

Retailers (other than Food/Drug) - 2.5%
590,492	Bass Pro Group, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	7.40%		09/25/2024	565,273
3,337,629	BJ’s Wholesale Club, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.16%		02/02/2024	3,344,922
1,160,380	Harbor Freight Tools USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.75% Floor)	4.90%		08/18/2023	1,132,635
2,170,328	Jo-Ann Stores, LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.00%, 1.00% Floor)	7.59%		10/20/2023	1,971,385
32,381	Mister Car Wash Holdings, Inc., Senior Secured First Lien Term Loan	5.82%	± &	05/14/2026	32,310
647,619	Mister Car Wash Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.90%		05/14/2026	646,204
1,511,853	PetSmart, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	6.67%		03/11/2022	1,475,712
1,745,000	Staples, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	7.60%		04/16/2026	1,679,283

					10,847,724

Telecommunications - 5.4%
2,560,350	CenturyLink, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		01/31/2025	2,505,597
2,206,136	Cincinnati Bell Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.65%		10/02/2024	2,196,947
2,191,378	Cyxtera DC Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.42%		05/01/2024	2,047,580
334,640	Cyxtera DC Holdings, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	9.67%		05/01/2025	293,170
997,088	Digicel International Finance Ltd, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.78%		05/27/2024	874,446
2,706,015	GTT Communications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.15%		06/02/2025	2,432,369
2,640,000	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.15%		11/30/2023	2,616,491
2,161,664	MLN US HoldCo LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.90%		11/28/2025	2,071,599
2,624,611	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	6.83%		11/01/2024	2,449,641
1,583,008	Speedcast International Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	5.08%		05/15/2025	1,565,199
2,623,291	Sprint Communications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.75% Floor)	4.94%		02/02/2024	2,588,309
1,755,556	Telesat Canada, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%, 0.75% Floor)	4.83%		11/17/2023	1,738,737

					23,380,085

Transportation - 1.0%
1,919,453	Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.40%		08/01/2022	1,858,673
2,450,580	PODS, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.16%		12/06/2024	2,418,931

					4,277,604

Utilities - 2.7%
56,000	Brookfield WEC Holdings Inc., Senior Secured First Lien Term Loan	5.82%	±	08/01/2025	56,000
461,605	Brookfield WEC Holdings Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	5.90%		08/01/2025	461,573
1,665,000	Calpine Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	5.08%		04/06/2026	1,664,484
1,412,245	Compass Power Generation, L.L.C., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.90%		12/20/2024	1,416,482
2,749,720	Edgewater Generation, L.L.C., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.15%		12/12/2025	2,748,579
390,175	Exgen Renewables IV, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.53%		11/29/2024	374,324
2,316,365	PowerTeam Services, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	5.58%		03/06/2025	2,196,215
	Vistra Operations Company LLC, Senior Secured First Lien Term Loan
1,190,066	(1 Month LIBOR USD + 2.00%)	4.39%		12/31/2025	1,190,221
1,666,093	(1 Month LIBOR USD + 2.00%)	4.40%		12/31/2025	1,666,310
119,007	(3 Month LIBOR USD + 2.00%)	4.33%		12/31/2025	119,022

					11,893,210

Total Bank Loans (Cost $386,055,018)					379,722,586

Collateralized Loan Obligations - 0.5%
1,000,000	Canyon Capital Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.25%)	8.85%	^	07/15/2030	972,315
1,000,000	Octagon Investment Partners Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.20%)	8.79%	^	03/17/2030	985,734

Total Collateralized Loan Obligations (Cost $1,969,770)					1,958,049

Corporate Bonds - 8.7%

Automotive - 0.2%
875,000	Panther BF Aggregator LP	6.25%	^	05/15/2026	911,094

Finance - 0.5%
2,000,000	Icahn Enterprises Finance Corporation	6.25%		02/01/2022	2,060,000

Food Service - 0.5%
2,000,000	Golden Nugget, Inc.	6.75%	^	10/15/2024	2,065,000

Healthcare - 3.6%
2,000,000	Avantor, Inc.	9.00%	^	10/01/2025	2,235,000
5,000,000	Centene Corporation	5.63%		02/15/2021	5,100,000
3,000,000	HCA Healthcare, Inc.	6.25%		02/15/2021	3,150,000
3,000,000	HCA, Inc.	6.50%		02/15/2020	3,069,154
2,000,000	Select Medical Corporation	6.38%		06/01/2021	2,005,200

					15,559,354

Insurance - 0.5%
2,000,000	Alliant Holdings Intermediate LLC	8.25%	^	08/01/2023	2,059,400

Media - 0.7%
3,000,000	CCO Holdings LLC	5.25%		09/30/2022	3,050,925

Pharmaceuticals - 1.2%
3,000,000	Bausch Health Companies, Inc.	6.50%	^	03/15/2022	3,112,500
1,995,000	Bausch Health Cos, Inc.	7.00%	^	01/15/2028	2,072,306

					5,184,806

Technology - 0.2%
750,000	Ensemble S Merger Sub, Inc.	9.00%	^	09/30/2023	777,188

Telecommunications - 1.1%
5,000,000	Level 3 Financing, Inc.	5.38%		08/15/2022	5,018,750

Utilities - 0.2%
1,020,000	Calpine Corporation	5.25%	^	06/01/2026	1,041,675

Total Corporate Bonds (Cost $37,025,132)					37,728,192

Foreign Corporate Bonds - 1.4%

Food Service - 1.1%
5,000,000	New Red Finance, Inc.	4.63%	^	01/15/2022	5,012,500

Retailers (other than Food/Drug) - 0.3%
1,290,000	eG Global Finance PLC	6.75%	^	02/07/2025	1,283,163

Total Foreign Corporate Bonds (Cost $6,235,336)					6,295,663

Short Term Investments - 0.8%
1,169,857	First American Government Obligations Fund - Class U	2.31%	◆		1,169,857
1,169,857	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	2.26%	◆		1,169,857
1,169,857	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	2.24%	◆		1,169,857

Total Short Term Investments (Cost $3,509,571)					3,509,571

Total Investments - 98.5% (Cost $434,794,827)					429,214,061
Other Assets in Excess of Liabilities - 1.5%					6,552,388

NET ASSETS - 100.0%					$435,766,449

^

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2019, the value of these securities amounted to $22,527,875 or 5.2% of net assets.

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate desclosed is as of June 30, 2019.

D	Security is in default

&	Unfunded or partially unfunded loan commitment. At June 30, 2019, the value of these securities amounted to $272,817 or 0.0% of net assets.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

◆	Seven-day yield as of June 30, 2019

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Bank Loans	87.1%
US Corporate Bonds	8.7%
Foreign Corporate Bonds	1.4%
Short Term Investments	0.8%
Collateralized Loan Obligations	0.5%
Other Assets and Liabilities	1.5%

100.0%

Notes to Schedule of Investments June 30, 2019 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 17 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund and Doubleline Emerging Markets Local Currency Bond Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate schedule of investments.

Each Fund is classified as a diversified fund under the 1940 Act, except the Global Bond Fund, Infrastructure Income Fund, and Strategic Commodity Fund, which are classified as non-diversified Funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and commencement of operations of each share class are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—

DoubleLine Floating Rate Fund	Seek high level of current income	2/1/2013	2/1/2013	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—

DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—

DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Notes to Financial Statements (Cont.)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of June 30, 20191:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Money Market Funds	$1,501,245,135	$458,192,157	$64,170,160	$52,369,809	$80,161,041	$3,509,571

Affiliated Mutual Funds	—	1,391,458,534	—	64,575,934	49,800,000	—

Exchange Traded Funds and Common Stocks	—	1,356,900	2,284,975	61,757,005	893,288	—

Real Estate Investment Trusts	—	—	—	2,806,856	—	—

Total Level 1	1,501,245,135	1,851,007,591	66,455,135	181,509,604	130,854,329	3,509,571

Level 2

US Government and Agency Mortgage Backed Obligations	23,467,181,842	1,718,237,591	—	6,087,768	332,697,127	—

Non-Agency Residential Collateralized Mortgage Obligations	13,870,898,355	1,027,265,278	—	14,160,060	1,297,177,522	—

US Government and Agency Obligations	4,347,742,046	1,934,647,087	—	—	334,382,654	—

Non-Agency Commercial Mortgage Backed Obligations	4,054,353,569	904,306,978	—	—	1,218,474,368	—

Collateralized Loan Obligations	2,735,122,973	359,897,695	—	1,284,588	1,153,027,870	1,958,049

Asset Backed Obligations	2,302,971,883	245,068,650	—	846,395	600,025,403	—

Other Short Term Investments	1,247,801,399	434,044,008	—	11,929,239	184,626,531	—

Foreign Corporate Bonds	—	1,570,839,774	1,097,600,865	—	1,124,706,881	6,295,663

US Corporate Bonds	—	1,493,481,314	—	—	402,182,531	37,728,192

Bank Loans	—	482,197,081	—	—	357,514,311	379,722,586

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	136,201,540	90,823,871	—	58,287,790	—

Municipal Bonds	—	10,719,414	—	—	—	—

Total Level 2	52,026,072,067	10,316,906,410	1,188,424,736	34,308,050	7,063,102,988	425,704,490

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	304,336,700	40,889,022	—	952,690	1,265,984	—

Asset Backed Obligations	—	8,645,077	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	3,467,652	—	—	—	—

Foreign Corporate Bonds	—	51,002	82,503	—	—	—

Warrants	—	—	1	—	—	—

Total Level 3	304,336,700	53,052,753	82,504	952,690	1,265,984	—

Total	$53,831,653,902	$12,220,966,754	$1,254,962,375	$216,770,344	$7,195,223,301	$429,214,061

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$1,186,553	$—	$—

Total Level 1	—	—	—	1,186,553	—	—

Level 2

Excess Return Swaps	—	—	—	4,238,171	—	—

Forward Currency Exchange Contracts	—	—	—	24,621	—	—

Total Level 2	—	—	—	4,262,792	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$5,449,345	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Money Market Funds	$372,839,493	$60,573,027	$5,132,014	$1,919,487	$38,402,511	$4,661,618

Affiliated Mutual Funds	200,149,451	98,118,347	—	—	—	—

Exchange Traded Funds and Common Stock	—	55,684	212,483	—	—	—

Total Level 1	572,988,944	158,747,058	5,344,497	1,919,487	38,402,511	4,661,618

Level 2

Collateralized Loan Obligations	883,965,159	218,861,055	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	856,607,591	147,592,980	—	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	788,584,247	266,652,250	—	—	—	—

Foreign Corporate Bonds	580,492,685	225,599,524	203,315,557	—	—	—

US Government and Agency Obligations	562,972,089	46,436,958	—	24,686,970	—	234,309,765

Bank Loans	516,108,185	104,524,399	—	—	—	—

Other Short Term Investments	456,884,469	—	—	3,672,854	401,666,910	—

Asset Backed Obligations	437,560,617	59,693,847	—	—	—	—

US Government and Agency Mortgage Backed Obligations	435,802,395	13,126,344	—	59,002,617	—	—

US Corporate Bonds	336,866,606	99,287,881	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	33,771,981	16,198,696	24,466,171	—	—	919,643,822

Total Level 2	5,889,616,024	1,197,973,934	227,781,728	87,362,441	401,666,910	1,153,953,587

Level 3

Non-Agency Commercial Mortgage Backed Obligations	2,265,672	477,174	—	—	—	—

Foreign Corporate Bonds	1,498	1,500	4,494	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	—	31,211,480	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	2,267,170	31,690,154	4,494	—	—	—

Total	$6,464,872,138	$1,388,411,146	$233,130,719	$89,281,928	$440,069,421	$1,158,615,205

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$356,068	$—	$—

Total Level 1	—	—	—	356,068	—	—

Level 2

Excess Return Swaps	284,743,977	—	—	—	18,459,485	—

Forward Currency Exchange Contracts	—	—	—	—	—	—

Total Level 2	284,743,977	—	—	—	18,459,485	—

Level 3	—	—	—	—	—	—

Total	$284,743,977	$—	$—	$356,068	$18,459,485	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund

Investments in Securities

Level 1

Money Market Funds	$23,346,976	$4,052,022	$6,357,372	$3,798,084	$10,000,000

Affiliated Mutual Funds	—	—	5,902,549	—	—

Total Level 1	23,346,976	4,052,022	12,259,921	3,798,084	10,000,000

Level 2

Asset Backed Obligations	246,020,408	—	4,698,452	8,553,108	—

US Corporate Bonds	157,375,655	68,111,476	4,021,379	7,997,083	—

Foreign Corporate Bonds	100,403,384	48,490,129	5,455,203	9,886,010	—

Commercial Paper	—	118,290,775	—	—	—

Other Short Term Investments	—	4,983,174	398,161	7,174,369	—

Collateralized Loan Obligations	—	—	9,879,656	17,298,747	—

Non-Agency Commercial Mortgage Backed Obligations	—	—	7,898,124	16,537,229	—

Non-Agency Residential Collateralized Mortgage Obligations	—	—	7,684,032	14,959,556	—

US Government and Agency Mortgage Backed Obligations	—	—	5,370,985	7,922,035	—

US Government and Agency Obligations	—	—	2,701,783	22,587,907	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	70,333	586,838	—

Bank Loans	—	—	—	6,765,844	—

Total Level 2	503,799,447	239,875,554	48,178,108	120,268,726	—

Level 3

Foreign Corporate Bonds	10,510,043	—	—	—	—

Asset Backed Obligations	4,477,833	—	—	—	—

Total Level 3	14,987,876	—	—	—	—

Total	$542,134,299	$243,927,576	$60,438,029	$124,066,810	$10,000,000

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—

Level 2

Forward Currency Exchange Contracts	—	—	(1,124,969)	—	—

Excess Return Swaps	—	—	3,240,159	11,938,843	—

Total Level 2	—	—	2,115,190	11,938,843	—

Level 3	—	—	—	—	—

Total	$—	$—	$2,115,190	$11,938,843	$—

See the Schedules of Investments for further disaggregation of investment categories.

1 There were no transfers into or out of Level 1 during the period ended June 30, 2019.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2019 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$31,930,691	$6,606	$(950,466)	$130,575	$132,843	$(38,769)	$-	$-	$31,211,480	$(958,143)
Non-Agency Commercial Mortgage Backed Obligations	502,275	-	(25,101)	-	-	-	-	-	477,174	(25,101)
Foreign Corporate Bonds	-	-	(195,500)	-	197,000	-	-	-	1,500	-

Total	$32,432,966	$6,606	$(1,171,067)	$130,575	$329,843	$(38,769)	$-	$-	$31,690,154	$(983,244)

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2019 [3]
Investments in Securities
Foreign Corporate Bonds	$10,288,000	$-	$222,722	$(679)	$-	$-	$-	$-	$10,510,043	$237,022
Asset Backed Obligations	4,987,050	2,565	1,152	-	-	(512,934)	-	-	4,477,833	2,663

Total	$15,275,050	$2,565	$223,874	$(679)	$-	$(512,934)	$-	$-	$14,987,876	$239,685

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at June 30, 2019 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$31,211,480	Market Comparables	Market Quotes	$90.31 - $104.69 ($97.48)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$477,174	Market Comparables	Yields	38.27% (38.27%)	Increase in yields would have resulted in the decrease in the fair value of the security
Foreign Corporate Bonds	$1,500	Enterprise Value	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

DoubleLine Infrastructure Income Fund	Fair Value as of 6/30/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$10,510,043	Market Comparables	Market Quotes	$106.50 ($106.50)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$4,477,833	Market Comparables	Market Quotes	$99.86 ($99.86)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.